Cover	Jul. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2024
Entity File Number	333-274531
Entity Registrant Name	CERTIPLEX CORPORATION
Entity Central Index Key	0001755347
Entity Tax Identification Number	83-1632905
Entity Incorporation, State or Country Code	MT
Entity Address, Address Line One	663 Rancho Santa Fe Rd
Entity Address, Address Line Two	Suite 628
Entity Address, City or Town	San Marcos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92078
City Area Code	(800)
Local Phone Number	456-6211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false